STOCK BASED COMPENSATION PLANS (10K) - Summary of unvested options (Details 5) - Stock options - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Shares
Unvested options, beginning of period			311,248	505,553	505,553	120,000
Granted	20,080	105,000	125,080	194,586	199,586	438,888	120,000
Vested					(298,891)	(33,335)
Forfeited					(95,000)	(20,000)
Unvested options, end of period					311,248	505,553	120,000
Weighted Average Grant Date Fair Value
Options outstanding, beginning of period			$ 1.39	$ 1.32	$ 1.32	$ 1.49
Granted					1.63	1.30	$ 1.49
Vested					1.31	1.49
Forfeited					1.80	1.49
Options outstanding, end of period					$ 1.39	$ 1.32	$ 1.49